Tangible Fixed Assets and Vessels Under Construction (Tables)	12 Months Ended
Dec. 31, 2023
Tangible Fixed Assets and Vessels Under Construction
Schedule of movements in tangible fixed assets and vessels under construction

		Office
		property
		and other
		tangible	Total tangible	Vessels under
	Vessels	assets	fixed assets	construction
Cost
As of January 1, 2022	6,265,547	37,219	6,302,766	22,939
Additions	7,924	4,374	12,298	187,160
Disposals	(530,752)	—	(530,752)	—
Fully amortized fixed assets	(2,903)	(371)	(3,274)	—
As of December 31, 2022	5,739,816	41,222	5,781,038	210,099
Additions, net	17,584	3,223	20,807	221,234
Disposals	(574,399)	—	(574,399)	—
Transfer under Vessels under construction	(167,863)	—	(167,863)	103,929
Transfer under FSRU held for sale	—	—	—	(269,687)
Fully amortized fixed assets	(12,979)	(1,220)	(14,199)	—
As of December 31, 2023	5,002,159	43,225	5,045,384	265,575
Accumulated depreciation and impairment loss
As of January 1, 2022	1,293,264	6,673	1,299,937	—
Depreciation	167,481	679	168,160	—
Disposals	(266,735)	—	(266,735)	—
Impairment loss	68,287	—	68,287	—
Fully amortized fixed assets	(2,903)	(371)	(3,274)	—
As of December 31, 2022	1,259,394	6,981	1,266,375	—
Depreciation	143,984	752	144,736	—
Disposals	(215,884)	—	(215,884)	—
Transfer under Vessels under construction	(63,934)	—	(63,934)	—
Impairment loss	15,528	—	15,528	—
Fully amortized fixed assets	(12,979)	(1,220)	(14,199)	—
As of December 31, 2023	1,126,109	6,513	1,132,622	—
Net book value
As of December 31, 2022	4,480,422	34,241	4,514,663	210,099
As of December 31, 2023	3,876,050	36,712	3,912,762	265,575

Schedule of new buildings on order

	Date of	Estimated	Cargo Capacity
LNG Carrier	agreement	delivery	(cbm)
Hull No. 2532	November 2021	Q3 2024	174,000
Hull No. 2533	November 2021	Q3 2024	174,000
Hull No. 2534	November 2021	Q3 2025	174,000
Hull No. 2535	November 2021	Q4 2025	174,000

Schedule of vessels under construction

	As of December 31,
	2022	2023
Progress shipyard installments	179,314	247,709
Onsite supervision costs	1,485	1,831
Critical spare parts, equipment and other vessel delivery expenses	29,300	16,035
Total	210,099	265,575